QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (888)826-2520
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 03/31/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Portfolio

                              CSI EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2005
                                    (audited)




 Number                                                   Market
of Shares               Description                       Value

                 COMMON STOCKS:                93.79%

                 BANKING:                      11.27%
   15,800        Banco De                                  192,128
                 Santander ADR
    4,400        Bank America                              194,040
    4,800        DBS Group                                 172,800
                 Holdings ADR
    2,325        HSBC Holdings                             184,605
                 ADR
    1,730        National Australia Bank                   189,868
                 ADR
    4,400        State Street                              192,368
                 Corp.
    3,200        Wells Fargo & Co.                         191,360
    -----                                                  -------
                                                         1,317,169
                                                         ---------

                 BEVERAGES:                     1.66%
    3,650        Pepsico Inc.                              193,560
                                                        ----------
                 COMPUTER AND PERIPHERALS:      3.32%
   11,500        Cisco Systems,                            205,735
                 Inc.
    4,750        Dell Computer                             182,495
                                                        ----------
                                                           388,230

                 COMPUTER                       4.87%
                 SOFTWARE/SERVICES:
    5,000        1st Data Corp                             196,550
    4,000        Automatic Data                            179,800
                 Processing, Inc.
    8,000        Microsoft Corp.                           193,360
    -----                                                  -------
                                                           569,710
                                                           -------
                 DRUG AND                       8.52%
                 MEDICAL:
    4,550        Abbott                                    212,121
                 Laboratories
    3,300        Amgen, Inc.                               192,093
    3,200        Johnson &                                 214,912
                 Johnson
    4,100        Medtronic Inc.                            208,895
    6,400        Pfizer Inc.                               168,128
                                                           -------
                                                           996,149
                                                           -------

                 ELECTRONICS/EQUIPMENT:         6.74%
    3,800        Canon Inc. ADR                            203,680
    2,850        Emerson                                   185,051
                 Electric Co.
    6,125        General                                   220,868
                 Electric Corp.
    3,200        Johnson                                   178,432
                 Controls Inc.                             -------
                                                           788,031
                                                          --------
\
                 FOOD:                          8.62%
    3,400        Diageo PLC ADR                            193,460
   10,900        Groupe Danone                             217,673
                 ADR
    3,100        Nestle S.A. ADR                           212,785
    5,500        Sysco Corp.                               196,900
    2,850        William Wrigley Jr. Co.                   186,875
                                                           -------
                                                         1,007,693
                                                         ---------

                 HOUSEHOLD:                     6.57%
      800        Kao Corporation                           184,368
                 ADR
    3,100        Kimberly-Clark                            203,763
                 Corp.
    3,600        Proctor & Gamble                          190,800
    2,200        Toto Ltd.                                 189,230
                                                           -------
                                                           768,161
                                                           -------

                 INSURANCE:                     1.42%
    3,000        American International                    166,230
                 Group, Inc.

                 MANUFACTURING:                 3.58%
    4,400        Du Point EI                               225,456
    1,900        United Technologies                       193,154
                                                           -------
                                                           418,610
                                                           -------

                 MATERIALS:                     1.94%
    8,100        BHP Billiton                              226,638
                 LTD ADR

                 OIL:                           8.58%
    3,800        BP PLC ADR                                237,120
    2,900        Conocophillips                            312,736
    3,100        Schlumberger                              218,488
                 Ltd.
    2,000        Total Fina ADR                            234,460
                                                           -------
                                                         1,002,804
                                                         ---------
                 RETAIL:                        9.49%
    5,050        Avon Products                             216,847
    8,500        Borders Group                             226,270
                 Inc.
    4,800        Costco Wholesale                          212,064
    4,700        CVS                                       247,314
                 Corp.
    5,400        Home Depot Inc.                           206,496
    -----                                                  -------
                                                         1,108,991
                                                         ---------
                 SEMI-CONDUCTORS:               1.69%
    8,500        Intel Corp.                               197,455
                                                           -------

                 SPECIALTY CHEMICALS:           1.61%
    2,200        3M Company                                188,518
                                                           -------

                 TELECOMMUNICATIONS:            5.06%
   12,300        China Telecom                             201,843
                 LTD ADR
    4,500        Hutchison                                 189,900
                 Whampoa
    7,500        Vodafone Airtouch Communications          199,200
                                                           -------
                                                           590,943
                                                           -------

                 TRANSPORTATION:                5.30%
    2,550        Fedex                                     239,573
                 Corporation
    3,300        Harley-Davidson                           190,608
    2,550        Toyota Motor ADR                          189,669
    -----                                                  -------
                                                           619,850
                                                           -------

                 UTILITIES:                     3.55%
    6,900        EON AG ADR                                198,375
    5,400        FPL Group                                 216,810
    -----                                                  -------
                                                           415,185
                                                           -------

                 Total Securiites              93.79%   10,963,927
                 Cash and Cash equivalents      6.21%      725,426
                                                ----       -------
                 Total Portfolio              100.00%  $11,689,353
                                              ======   ===========

For  information  on  the  Portfolio's   policy   regarding   valuation  of
investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 24, 2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 24, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: May 24, 2005
      ------------------------------------